Weighted Average Assumptions Relating to Valuation of Stock Options (Detail) (USD $)	12 Months Ended
	Apr. 28, 2012 Year	May 01, 2010 Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of grants	$ 9.85	$ 5.72
Volatility	78.52%	41.30%
Risk-free interest rate	0.92%	2.59%
Expected life	5	5
Expected dividend yield	0.00%	4.53%